UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 28, 2006

GCF-QTLY-0406

1.797941.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	65,000	$2,269
Starbucks Corp. (a)	3,218,400	116,892
The Cheesecake Factory, Inc. (a)	375,977	13,595
		132,756
Household Durables - 0.1%
LG Electronics, Inc.	350,000	28,755
Tupperware Brands Corp.	50,000	1,060
		29,815
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	355,000	13,309
Stamps.com, Inc. (a)(e)	2,328,925	75,015
		88,324
Media - 0.6%
CBS Corp. Class B	420,988	10,297
Comcast Corp. Class A (special) (a)	200,000	5,350
Discovery Holding Co. Class A (a)	85,532	1,249
DreamWorks Animation SKG, Inc. Class A (a)	685,000	18,495
Liberty Global, Inc. Class A	42,766	869
Liberty Media Corp. Class A (a)	855,326	7,048
Pixar (a)	835,000	53,273
Time Warner, Inc.	1,726,950	29,894
TiVo, Inc. (a)(d)(e)	5,088,259	28,240
Viacom, Inc. Class B (non-vtg.)	420,988	16,823
The Walt Disney Co.	211,500	5,920
		177,458
Multiline Retail - 0.3%
Federated Department Stores, Inc.	150,000	10,656
Kohl's Corp. (a)	100,000	4,811
Target Corp.	1,115,000	60,656
		76,123
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	349,200	12,585
Best Buy Co., Inc.	1,542,500	83,079
Gap, Inc.	57,825	1,072
Guitar Center, Inc. (a)	616,100	31,889
Home Depot, Inc.	5,331,150	224,708
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,745,400	$119,001
Staples, Inc.	5,120,602	125,660
		597,994
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	3,372,200	120,455
Crocs, Inc.	211,200	5,806
NIKE, Inc. Class B	1,127,000	97,801
Under Armour, Inc. Class A (d)	397,700	11,211
		235,273
TOTAL CONSUMER DISCRETIONARY		1,337,743
CONSUMER STAPLES - 8.1%
Beverages - 1.9%
PepsiCo, Inc.	5,166,640	305,400
The Coca-Cola Co.	5,722,500	240,173
		545,573
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	280,800	14,399
CVS Corp.	3,337,780	94,559
Sysco Corp.	308,200	9,274
Wal-Mart Stores, Inc.	5,020,300	227,721
Walgreen Co.	1,835,000	82,318
Whole Foods Market, Inc.	890,000	56,853
		485,124
Food Products - 1.6%
Archer-Daniels-Midland Co.	6,140,000	194,761
Campbell Soup Co.	50,000	1,557
Dean Foods Co. (a)	326,280	12,226
General Mills, Inc.	490,000	24,133
Hershey Co.	320,000	16,368
Kellogg Co.	1,350,000	59,819
McCormick & Co., Inc. (non-vtg.)	1,575,000	51,707
TreeHouse Foods, Inc. (a)	360,256	8,124
Wm. Wrigley Jr. Co.	1,595,000	101,346
		470,041
Household Products - 2.2%
Clorox Co.	385,000	23,466
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Colgate-Palmolive Co.	1,765,000	$96,157
Kimberly-Clark Corp.	1,031,600	61,050
Procter & Gamble Co.	7,985,583	478,576
		659,249
Personal Products - 0.0%
Avon Products, Inc.	120,000	3,462
Tobacco - 0.7%
Altria Group, Inc.	2,990,380	215,008
TOTAL CONSUMER STAPLES		2,378,457
ENERGY - 5.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	2,532,500	172,134
Diamond Offshore Drilling, Inc.	827,900	64,071
Schlumberger Ltd. (NY Shares)	512,000	58,880
Weatherford International Ltd. (a)	5,450,240	235,014
		530,099
Oil, Gas & Consumable Fuels - 3.5%
Amerada Hess Corp.	2,270,000	313,964
Anadarko Petroleum Corp.	1,090,000	108,084
Apache Corp.	995,000	66,585
ConocoPhillips	1,703,810	103,864
Devon Energy Corp.	2,040,000	119,605
EnCana Corp.	1,510,000	62,465
EOG Resources, Inc.	1,120,000	75,488
Massey Energy Co.	2,216,950	82,471
Noble Energy, Inc.	850,000	35,734
Peabody Energy Corp.	310,000	14,964
Sasol Ltd. sponsored ADR	800,000	27,520
		1,010,744
TOTAL ENERGY		1,540,843
FINANCIALS - 4.9%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	7,275,809	330,904
Charles Schwab Corp.	5,651,475	91,610
Merrill Lynch & Co., Inc.	585,000	45,168
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Nomura Holdings, Inc.	6,199,300	$119,585
State Street Corp.	510,000	31,865
Thomas Weisel Partners Group, Inc.	173,600	3,710
		622,842
Commercial Banks - 0.8%
Bank of America Corp.	1,820,000	83,447
Commerce Bancorp, Inc., New Jersey (d)	980,000	32,507
Synovus Financial Corp.	426,900	12,103
Wells Fargo & Co.	1,460,000	93,732
		221,789
Consumer Finance - 1.0%
American Express Co.	4,752,548	256,067
SLM Corp.	500,000	28,205
		284,272
Diversified Financial Services - 0.0%
Citigroup, Inc.	310,197	14,384
Insurance - 0.8%
American International Group, Inc.	3,338,750	221,559
Prudential Financial, Inc.	233,000	17,950
		239,509
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	979,300	53,548
TOTAL FINANCIALS		1,436,344
HEALTH CARE - 30.8%
Biotechnology - 15.1%
Affymetrix, Inc. (a)(e)	6,383,890	226,692
Alexion Pharmaceuticals, Inc. (a)(d)(e)	3,091,450	116,177
Alkermes, Inc. (a)(e)	9,110,790	231,505
Amgen, Inc. (a)	3,127,605	236,103
Amylin Pharmaceuticals, Inc. (a)	4,370,000	189,571
Applera Corp.:
- Applied Biosystems Group	140,100	3,961
- Celera Genomics Group (a)	7,459,848	85,714
Biogen Idec, Inc. (a)	244,164	11,537
BioMarin Pharmaceutical, Inc. (a)(e)	5,526,900	72,292
Celgene Corp. (a)(e)	33,921,744	1,289,018
Crucell NV sponsored ADR (a)(d)	2,940,000	73,000
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
CV Therapeutics, Inc. (a)(d)(e)	4,472,000	$120,342
DOV Pharmaceutical, Inc. (a)(e)	2,303,900	44,350
Exelixis, Inc. (a)(e)	8,313,100	90,280
Genentech, Inc. (a)	865,800	74,190
Genzyme Corp. (a)	2,440,000	169,190
Gilead Sciences, Inc. (a)	850,000	52,930
Human Genome Sciences, Inc. (a)(e)	9,305,010	116,499
Immunomedics, Inc. (a)(d)(e)	4,987,700	14,365
Medarex, Inc. (a)	3,689,720	54,460
MedImmune, Inc. (a)	7,542,800	275,237
Millennium Pharmaceuticals, Inc. (a)	125,000	1,310
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,035,500	72,366
PDL BioPharma, Inc. (a)(e)	7,865,450	246,267
Regeneron Pharmaceuticals, Inc. (a)(e)	5,381,000	88,087
Seattle Genetics, Inc. (a)	1,690,121	8,924
Sunesis Pharmaceuticals, Inc.	850,000	4,888
Threshold Pharmaceuticals, Inc. (e)	2,199,392	33,101
Vertex Pharmaceuticals, Inc. (a)(e)	9,912,587	428,620
Zymogenetics, Inc. (a)	281,800	6,239
		4,437,215
Health Care Equipment & Supplies - 4.6%
Alcon, Inc.	245,000	28,214
Boston Scientific Corp. (a)	1,263,000	30,842
Dionex Corp. (a)	818,000	44,884
Foxhollow Technologies, Inc. (a)(d)(e)	1,231,300	32,703
Gen-Probe, Inc. (a)(e)	3,146,252	157,187
Given Imaging Ltd. (a)	35,000	806
Hospira, Inc. (a)	4,671,520	185,459
Medtronic, Inc. (d)	1,739,964	93,871
Millipore Corp. (a)(e)	4,030,000	279,400
Palomar Medical Technologies, Inc. (a)	322,289	10,297
St. Jude Medical, Inc. (a)	4,259,200	194,220
Thoratec Corp. (a)(e)	5,063,189	101,871
Varian Medical Systems, Inc. (a)	690,000	39,937
Ventana Medical Systems, Inc. (a)(e)	3,612,041	131,009
Zimmer Holdings, Inc. (a)	205,970	14,249
		1,344,949
Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	2,090,000	151,734
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cerner Corp. (a)(d)(e)	4,483,520	$186,649
Eclipsys Corp. (a)	1,395,000	35,879
Emdeon Corp. (a)(e)	21,904,200	230,870
HCA, Inc.	470,000	22,513
Laboratory Corp. of America Holdings (a)	870,000	50,556
McKesson Corp.	2,660,000	143,986
Medco Health Solutions, Inc. (a)	1,006,360	56,074
Quest Diagnostics, Inc.	1,350,000	71,375
UnitedHealth Group, Inc.	4,441,400	258,623
WebMD Health Corp. Class A (d)(e)	545,200	20,260
		1,228,519
Pharmaceuticals - 6.9%
Abbott Laboratories	2,795,200	123,492
Allergan, Inc.	500,000	54,130
Atherogenics, Inc. (a)(d)(e)	3,455,000	55,695
Barr Pharmaceuticals, Inc. (a)	1,175,175	78,948
Bristol-Myers Squibb Co.	1,109,700	25,634
Dr. Reddy's Laboratories Ltd. sponsored ADR	370,000	10,645
Elan Corp. PLC sponsored ADR (a)(d)	2,510,000	31,877
Eli Lilly & Co.	1,410,000	78,424
Forest Laboratories, Inc. (a)	555,000	25,475
Johnson & Johnson	6,738,300	388,463
Merck & Co., Inc.	1,339,300	46,688
Mylan Laboratories, Inc.	2,115,000	48,645
Pfizer, Inc.	7,956,000	208,368
Sanofi-Aventis sponsored ADR	630,000	26,857
Schering-Plough Corp.	4,932,600	91,253
Sepracor, Inc. (a)(e)	10,585,573	606,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,958	2,770
Watson Pharmaceuticals, Inc. (a)	65,000	1,949
Wyeth	2,310,200	115,048
		2,021,020
TOTAL HEALTH CARE		9,031,703
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.0%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,550,000	61,613
Honeywell International, Inc.	1,015,000	41,564
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	660,100	$48,101
The Boeing Co.	1,965,000	142,836
		294,114
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,004,800	75,069
Airlines - 4.2%
AMR Corp. (a)	6,512,500	163,464
Copa Holdings SA (e)	1,575,000	36,304
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	2,430,000	79,704
JetBlue Airways Corp. (a)(d)(e)	17,199,653	196,076
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/08 (a)	3,230,000	29,495
sponsored ADR (a)	945,000	50,170
Southwest Airlines Co.	24,256,263	406,778
US Airways Group, Inc. (a)(d)(e)	8,162,100	270,084
		1,232,075
Commercial Services & Supplies - 0.0%
Monster Worldwide, Inc. (a)	67,900	3,324
Electrical Equipment - 0.2%
Color Kinetics, Inc. (a)(e)	1,561,400	27,278
Rockwell Automation, Inc.	240,000	16,361
		43,639
Industrial Conglomerates - 1.7%
3M Co.	2,345,000	172,569
General Electric Co.	10,315,000	339,054
		511,623
Machinery - 0.5%
Caterpillar, Inc.	380,000	27,770
Deere & Co.	359,900	27,450
ITT Industries, Inc.	350,000	18,375
Pall Corp.	1,980,000	58,252
		131,847
Road & Rail - 0.0%
Norfolk Southern Corp.	215,000	11,004
TOTAL INDUSTRIALS		2,302,695
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 5.1%
CIENA Corp. (a)	1,974,400	$7,937
Cisco Systems, Inc. (a)	9,462,600	191,523
Comverse Technology, Inc. (a)	1,280,000	36,813
Corning, Inc. (a)	3,823,000	93,319
F5 Networks, Inc. (a)(e)	3,845,723	260,817
Harris Corp.	1,175,000	53,674
Juniper Networks, Inc. (a)	1,025,000	18,850
Motorola, Inc.	3,190,000	68,266
NMS Communications Corp. (a)	2,179,494	7,759
QUALCOMM, Inc.	11,918,400	562,668
Redback Networks, Inc. (a)	700,000	13,265
Research In Motion Ltd. (a)	705,000	49,902
Sonus Networks, Inc. (a)(e)	24,937,670	120,948
		1,485,741
Computers & Peripherals - 7.3%
Apple Computer, Inc. (a)	10,975,000	752,227
Dell, Inc. (a)	4,950,600	143,567
Hewlett-Packard Co.	485,000	15,913
International Business Machines Corp.	49,800	3,996
Lexmark International, Inc. Class A (a)	36,900	1,738
Network Appliance, Inc. (a)(e)	21,697,208	719,479
Palm, Inc. (a)(d)(e)	4,770,444	197,019
SanDisk Corp. (a)	1,185,000	71,503
Seagate Technology	1,120,000	29,758
Sun Microsystems, Inc. (a)	47,636,500	198,644
		2,133,844
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	4,090,000	147,240
Itron, Inc. (a)	600,000	35,676
M-Flex Electronix, Inc. (a)	100,000	5,694
RAE Systems, Inc. (a)(d)(e)	3,160,000	11,439
Sunpower Corp. Class A (d)(e)	777,600	34,137
Symbol Technologies, Inc.	6,519,504	75,757
Trimble Navigation Ltd. (a)	902,500	36,921
Universal Display Corp. (a)(d)(e)	2,040,000	28,968
		375,832
Internet Software & Services - 5.6%
aQuantive, Inc. (a)	2,165,000	57,567
eBay, Inc. (a)	1,967,200	78,806
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	3,462,448	$1,255,553
Housevalues, Inc. (a)(d)	560,000	7,560
Openwave Systems, Inc. (a)	3,635,000	72,155
VeriSign, Inc. (a)	200,000	4,732
WebSideStory, Inc. (a)	467,016	7,318
Yahoo!, Inc. (a)	4,926,340	157,938
		1,641,629
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	1,287,358	74,165
First Data Corp.	50,000	2,257
Hewitt Associates, Inc. Class A (a)	13,800	372
		76,794
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	9,285,000	359,051
Altera Corp. (a)	2,889,400	57,904
Analog Devices, Inc.	1,324,900	50,532
Applied Materials, Inc.	1,515,400	27,792
ASML Holding NV (NY Shares) (a)	1,090,000	22,541
Atheros Communications, Inc. (a)(e)	4,625,674	95,196
Atheros Communications, Inc. (a)(e)(f)	1,741,486	35,840
ATI Technologies, Inc. (a)	5,400,000	85,980
Broadcom Corp. Class A (a)	1,745,000	78,682
Cirrus Logic, Inc. (a)	4,195,000	31,840
Cree, Inc. (a)(d)(e)	7,609,263	227,897
Cypress Semiconductor Corp. (a)(d)(e)	13,185,000	234,166
FEI Co. (a)	1,623,100	32,478
Freescale Semiconductor, Inc.:
Class A (a)	1,165,021	31,327
Class B (a)	4,966,846	134,304
Intel Corp.	6,040,800	124,440
International Rectifier Corp. (a)	3,061,300	113,574
KLA-Tencor Corp.	510,000	26,637
Linear Technology Corp.	625,800	23,067
Marvell Technology Group Ltd. (a)	3,136,655	192,026
MEMC Electronic Materials, Inc. (a)	4,135,000	138,481
Micron Technology, Inc. (a)	1,791,800	27,791
MIPS Technologies, Inc. (a)	1,032,227	8,671
National Semiconductor Corp.	1,618,204	45,391
NVIDIA Corp. (a)	285,000	13,432
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PortalPlayer, Inc. (a)(d)(e)	2,083,400	$52,627
Power Integrations, Inc. (a)	62,500	1,552
Rambus, Inc. (a)	2,800,000	86,940
Samsung Electronics Co. Ltd.	50,000	35,058
SigmaTel, Inc. (a)	149,968	1,612
Silicon Image, Inc. (a)	2,552,901	27,878
Silicon Laboratories, Inc. (a)	1,000,315	47,995
Spansion, Inc.	1,500,000	21,900
Texas Instruments, Inc.	6,351,000	189,577
Virage Logic Corp. (a)(e)	2,096,790	23,107
Xilinx, Inc.	2,125,100	57,973
		2,765,259
Software - 5.4%
Adobe Systems, Inc.	4,433,236	171,212
Autodesk, Inc.	100,000	3,765
Cognos, Inc. (a)	345,000	13,261
Fast Search & Transfer ASA (a)(d)	11,589,000	38,473
Microsoft Corp.	16,845,000	453,131
Oracle Corp. (a)	3,765,000	46,761
Red Hat, Inc. (a)(e)	18,349,401	493,048
Salesforce.com, Inc. (a)(e)	10,175,500	354,616
Symantec Corp. (a)	1,340,800	22,646
		1,596,913
TOTAL INFORMATION TECHNOLOGY		10,076,012
MATERIALS - 3.0%
Chemicals - 2.8%
Dow Chemical Co.	125,000	5,379
Minerals Technologies, Inc. (e)	1,450,000	77,619
Monsanto Co.	8,157,489	684,250
Mosaic Co. (a)	1,270,000	20,193
Potash Corp. of Saskatchewan	190,400	18,265
		805,706
Metals & Mining - 0.2%
Barrick Gold Corp.	1,032,500	28,217
Inco Ltd.	41,000	1,987
Nucor Corp.	405,000	34,850
		65,054
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
Neenah Paper, Inc.	17,472	$535
TOTAL MATERIALS		871,295
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	525,000	1,785
Wireless Telecommunication Services - 0.5%
ALLTEL Corp.	395,000	24,944
Sprint Nextel Corp.	4,724,449	113,529
Vodafone Group PLC sponsored ADR	212,660	4,109
		142,582
TOTAL TELECOMMUNICATION SERVICES		144,367
TOTAL COMMON STOCKS (Cost $23,076,072)		29,119,459
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (f)	12,820,512	25,641
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	1,373,363	1
TOTAL PREFERRED STOCKS (Cost $27,478)		25,642
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.57% (b)	105,113,358	$105,113
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	614,938,475	614,938
TOTAL MONEY MARKET FUNDS (Cost $720,051)		720,051
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $23,823,601)		29,865,152
NET OTHER ASSETS - (2.0)%		(594,855)
NET ASSETS - 100%		$29,270,297
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,482,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$15,000
GeneProt, Inc. Series A	7/7/00	$7,478
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$1,343
Fidelity Securities Lending Cash Central Fund	1,728
Total	$3,071
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affymetrix, Inc.	$314,343	$-	$-	$-	$226,692
Alexion Pharmaceuticals, Inc.	59,825	674	-	-	116,177
Alkermes, Inc.	163,931	1,683	-	-	231,505
AMR Corp.	188,535	-	98,722	-	-
Atherogenics, Inc.	51,790	-	-	-	55,695
Atheros Communications, Inc.	36,967	13,764	-	-	95,196
Atheros Communications, Inc. (Restricted)	16,875	-	-	-	35,840
BioMarin Pharmaceutical, Inc.	39,062	16,433	-	-	72,292
Celgene Corp.	1,033,256	-	-	-	1,289,018
Cerner Corp.	216,106	-	-	-	186,649
Cirrus Logic, Inc.	40,937	-	9,353	-	-
Color Kinetics, Inc.	24,155	-	-	-	27,278
Copa Holdings SA	-	37,145	-	-	36,304
Cree, Inc.	201,892	2,268	-	-	227,897
CV Therapeutics, Inc.	110,098	508	-	-	120,342
Cypress Semiconductor Corp.	197,775	-	-	-	234,166
DOV Pharmaceutical, Inc.	33,268	-	-	-	44,350
Emdeon Corp.	181,528	-	16,981	-	230,870
Exelixis, Inc.	67,075	112	-	-	90,280
F5 Networks, Inc.	203,170	-	-	-	260,817
FEI Co.	40,880	-	8,609	-	-
Foxhollow Technologies, Inc.	34,192	15,773	-	-	32,703
Gen-Probe, Inc.	145,258	4	-	-	157,187
Guitar Center, Inc.	73,129	-	39,458	-	-
Human Genome Sciences, Inc.	117,984	-	35,534	-	116,499
Immunomedics, Inc.	10,125	-	-	-	14,365
International Rectifier Corp.	126,993	-	18,932	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
JAMDAT Mobile, Inc.	$37,133	$-	$41,702	$-	$-
JetBlue Airways Corp.	198,097	13,036	-	-	196,076
Millipore Corp.	279,443	270	23,847	-	279,400
Minerals Technologies, Inc.	82,099	-	-	73	77,619
Momenta Pharmaceuticals, Inc.	67,085	-	-	-	72,366
Network Appliance, Inc.	625,999	6,740	-	-	719,479
NMS Communications Corp.	12,189	-	3,344	-	-
Openwave Systems, Inc.	68,682	-	8,067	-	-
Palm, Inc.	135,385	-	-	-	197,019
Palomar Medical Technologies, Inc.	54,696	-	46,581	-	-
PDL BioPharma, Inc. (formerly Protein Design Labs, Inc.)	219,053	-	-	-	246,267
PortalPlayer, Inc.	13,536	57,493	10,733	-	52,627
RAE Systems, Inc.	11,502	-	-	-	11,439
Red Hat, Inc.	432,495	-	-	-	493,048
Regeneron Pharmaceuticals, Inc.	60,106	-	-	-	88,087
Salesforce.com, Inc.	327,163	122	3,469	-	354,616
Sepracor, Inc.	581,995	-	-	-	606,659
Sonus Networks, Inc.	102,494	-	-	-	120,948
Stamps.com, Inc.	22,043	33,878	-	-	75,015
Sunpower Corp. Class A	19,440	-	-	-	34,137
Thoratec Corp.	98,706	5,704	-	-	101,871
Threshold Pharmaceuticals, Inc.	26,434	3,276	-	-	33,101
TiVo, Inc.	31,894	-	4,523	-	28,240
Universal Display Corp.	15,902	8,194	-	-	28,968
US Airways Group, Inc.	216,798	57,570	-	-	270,084
Ventana Medical Systems, Inc.	139,100	-	-	-	131,009
Vertex Pharmaceuticals, Inc.	250,091	2,625	-	-	428,620
Virage Logic Corp.	21,995	-	-	-	23,107
WebMD Health Corp. Class A	14,442	-	-	-	20,260
Total	$7,895,146	$277,272	$369,855	$73	$8,592,184
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $24,007,864,000. Net unrealized appreciation aggregated $5,857,288,000, of which $7,793,690,000 related to appreciated investment securities and $1,936,402,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2006

NMF-QTLY-0406

1.797943.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.7%
Dongfeng Motor Group Co. Ltd. (H Shares)	5,660,000	$2,371
Thor Industries, Inc.	517,500	24,426
		26,797
Distributors - 0.1%
Li & Fung Ltd.	2,016,000	4,093
Diversified Consumer Services - 0.0%
DeVry, Inc. (a)	28,700	674
Hotels, Restaurants & Leisure - 0.9%
Bob Evans Farms, Inc.	39,200	1,143
Buffalo Wild Wings, Inc. (a)	120,500	4,571
Gaylord Entertainment Co. (a)	39,600	1,768
International Speedway Corp.:
Class A	104,622	4,955
Class B	228,100	10,801
Luby's, Inc. (a)	157,800	2,353
Outback Steakhouse, Inc.	47,100	1,969
The Cheesecake Factory, Inc. (a)	128,537	4,648
		32,208
Household Durables - 2.7%
Champion Enterprises, Inc. (a)	2,903,500	45,062
Garmin Ltd. (d)	729,550	50,208
Sony Corp. sponsored ADR	36,300	1,702
		96,972
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	8,200	135
Li Ning Co. Ltd.	1,886,000	1,617
MarineMax, Inc. (a)	103,100	3,182
Oakley, Inc. (d)	60,700	924
		5,858
Media - 1.1%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	166,900	2,313
Thomson Corp.	341,200	13,058
VNU NV	204,700	6,633
WPP Group PLC sponsored ADR	271,200	15,727
		37,731
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Lotte Shopping Co. Ltd. GDR (a)(e)	77,533	$1,667
Takashimaya Co. Ltd. (d)	404,000	5,850
		7,517
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	135,300	9,108
Citi Trends, Inc.	27,285	1,175
Claire's Stores, Inc.	109,400	3,505
Dress Barn, Inc. (a)	435,100	18,788
Gymboree Corp. (a)	90,300	2,064
Kahma Co. Ltd.	32,700	875
Sherwin-Williams Co.	9,000	410
Zumiez, Inc.	66,600	3,538
		39,463
Textiles, Apparel & Luxury Goods - 4.8%
Louis Vuitton Moet Hennessy (LVMH)	78,500	7,135
Polo Ralph Lauren Corp. Class A	117,500	6,810
Puma AG	413,176	148,647
Quiksilver, Inc. (a)	818,300	11,865
		174,457
TOTAL CONSUMER DISCRETIONARY		425,770
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
Longs Drug Stores Corp.	279,600	10,728
Whole Foods Market, Inc.	372,100	23,770
		34,498
Food Products - 0.0%
Flowers Foods, Inc.	45,800	1,260
TOTAL CONSUMER STAPLES		35,758
ENERGY - 10.0%
Energy Equipment & Services - 4.8%
Atwood Oceanics, Inc. (a)	53,800	4,852
BJ Services Co.	128,600	4,026
Halliburton Co.	40,800	2,774
Nabors Industries Ltd. (a)	115,200	7,597
Rowan Companies, Inc.	62,400	2,512
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	92,500	$10,638
Smith International, Inc.	3,387,500	131,198
TETRA Technologies, Inc. (a)	53,350	2,006
Tidewater, Inc.	182,000	9,510
		175,113
Oil, Gas & Consumable Fuels - 5.2%
Alpha Natural Resources, Inc.	503,300	10,756
Cameco Corp.	767,900	28,556
CONSOL Energy, Inc.	386,500	24,744
Foundation Coal Holdings, Inc.	170,700	6,828
Frontier Oil Corp.	470,000	21,738
Newfield Exploration Co. (a)	116,000	4,483
Peabody Energy Corp.	130,000	6,275
Plains Exploration & Production Co. (a)	326,500	13,305
Quicksilver Resources, Inc. (a)	143,400	5,208
Tesoro Corp.	128,200	7,745
USEC, Inc.	670,300	8,339
Valero Energy Corp.	820,700	44,145
Williams Companies, Inc.	259,600	5,600
		187,722
TOTAL ENERGY		362,835
FINANCIALS - 10.1%
Capital Markets - 2.6%
Credit Suisse Group sponsored ADR	48,500	2,682
E*TRADE Financial Corp. (a)	1,321,200	33,796
GFI Group, Inc. (a)	187,005	11,232
Nomura Holdings, Inc. sponsored ADR	56,500	1,090
optionsXpress Holdings, Inc.	590,400	18,173
State Street Corp.	152,100	9,503
TD Ameritrade Holding Corp.	742,185	16,150
TradeStation Group, Inc. (a)	35,200	559
		93,185
Consumer Finance - 0.1%
Nelnet, Inc. Class A (a)	96,600	4,004
OMC Card, Inc.	51,000	810
		4,814
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 5.5%
Chicago Mercantile Exchange Holdings, Inc. Class A	135,700	$57,754
Hong Kong Exchanges & Clearing Ltd.	640,000	3,287
IntercontinentalExchange, Inc.	192,500	10,539
International Securities Exchange, Inc. Class A	32,900	1,389
Leucadia National Corp.	584,150	31,690
Moody's Corp.	734,700	49,225
The Nasdaq Stock Market, Inc. (a)	1,121,800	45,444
TSX Group, Inc.	27,400	1,162
		200,490
Insurance - 1.4%
American Equity Investment Life Holding Co.	72,900	976
Arch Capital Group Ltd. (a)	26,569	1,503
Aspen Insurance Holdings Ltd.	109,700	2,546
HCC Insurance Holdings, Inc.	63,600	2,047
Loews Corp.	34,100	3,146
Prudential Financial, Inc.	123,500	9,514
Swiss Reinsurance Co. (Reg.)	22,635	1,612
W.R. Berkley Corp.	288,450	16,698
XL Capital Ltd. Class A	91,300	6,167
Zenith National Insurance Corp.	100,100	5,155
		49,364
Real Estate - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	134,200	9,217
Shun Tak Holdings Ltd.	2,592,000	2,840
Sinochem Hong Kong Holding Ltd. (a)	11,375,400	3,336
		15,393
Thrifts & Mortgage Finance - 0.1%
Farmer Mac Class C (non-vtg.)	70,000	2,090
TOTAL FINANCIALS		365,336
HEALTH CARE - 14.6%
Biotechnology - 3.3%
Applera Corp. - Applied Biosystems Group	63,000	1,781
Biogen Idec, Inc. (a)	566,900	26,786
Cephalon, Inc. (a)	39,866	3,169
Cubist Pharmaceuticals, Inc. (a)	56,100	1,240
Genentech, Inc. (a)	335,170	28,721
Gilead Sciences, Inc. (a)	657,600	40,949
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Invitrogen Corp. (a)	95,600	$6,781
Neurocrine Biosciences, Inc. (a)	100,200	6,574
ONYX Pharmaceuticals, Inc. (a)	25,200	718
Vertex Pharmaceuticals, Inc. (a)	108,500	4,692
		121,411
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (a)	36,400	800
Cytyc Corp. (a)	126,500	3,647
Haemonetics Corp. (a)	161,300	8,355
Hologic, Inc. (a)	582,952	27,883
INAMED Corp. (a)	72,700	6,429
Intermagnetics General Corp. (a)	83,700	2,462
Mentor Corp.	106,100	4,567
Meridian Bioscience, Inc.	128,100	2,855
		56,998
Health Care Providers & Services - 8.8%
American Retirement Corp. (a)	88,100	2,372
Capital Senior Living Corp. (a)	170,700	1,835
Cardinal Health, Inc.	357,700	25,969
Caremark Rx, Inc. (a)	602,200	29,959
Cerner Corp. (a)	374,400	15,586
Emeritus Corp. (a)	63,100	1,571
Express Scripts, Inc. (a)	494,400	43,146
Health Net, Inc. (a)	857,100	41,098
Healthways, Inc. (a)	23,300	1,015
Humana, Inc. (a)	1,091,500	56,398
Omnicare, Inc.	277,500	16,886
Pharmaceutical Product Development, Inc.	40,900	2,846
Psychiatric Solutions, Inc. (a)	198,000	6,540
UnitedHealth Group, Inc.	1,236,660	72,011
		317,232
Pharmaceuticals - 0.9%
Allergan, Inc.	73,400	7,946
Barr Pharmaceuticals, Inc. (a)	72,600	4,877
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	397,400	$16,687
Watson Pharmaceuticals, Inc. (a)	76,400	2,290
		31,800
TOTAL HEALTH CARE		527,441
INDUSTRIALS - 17.4%
Aerospace & Defense - 1.4%
EADS NV	234,100	8,584
General Dynamics Corp.	72,000	8,875
Hexcel Corp. (a)	57,200	1,231
L-3 Communications Holdings, Inc.	243,700	20,254
Orbital Sciences Corp. (a)	36,500	556
Precision Castparts Corp.	102,200	5,421
Raytheon Co.	35,900	1,558
Rockwell Collins, Inc.	98,300	5,225
		51,704
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	27,300	2,124
Forward Air Corp.	178,374	6,329
Hub Group, Inc. Class A (a)	200,258	8,351
UTI Worldwide, Inc.	344,800	36,076
		52,880
Airlines - 1.3%
AMR Corp. (a)	1,660,400	41,676
UAL Corp. (a)	104,400	3,703
		45,379
Commercial Services & Supplies - 1.2%
Advisory Board Co. (a)	18,450	996
Allied Waste Industries, Inc. (a)	473,100	5,067
Clean Harbors, Inc. (a)	260,000	8,575
Corporate Executive Board Co.	90,700	9,070
CRA International, Inc. (a)	2,100	98
IKON Office Solutions, Inc.	118,000	1,552
Monster Worldwide, Inc. (a)	270,000	13,219
Ritchie Brothers Auctioneers, Inc.	16,400	783
Robert Half International, Inc.	148,792	5,345
		44,705
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 3.7%
Chicago Bridge & Iron Co. NV (NY Shares)	2,369,800	$57,989
EMCOR Group, Inc. (a)	77,800	3,391
Fluor Corp.	114,500	9,881
Foster Wheeler Ltd. (a)	81,300	3,902
Jacobs Engineering Group, Inc. (a)	109,500	9,389
JGC Corp.	401,000	8,539
Perini Corp. (a)	67,400	2,048
Shaw Group, Inc. (a)	582,600	19,430
Washington Group International, Inc.	317,500	18,532
		133,101
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR (a)	1,340,500	16,153
General Cable Corp. (a)	46,900	1,266
		17,419
Industrial Conglomerates - 0.7%
General Electric Co.	759,300	24,958
Machinery - 2.7%
Bucyrus International, Inc. Class A	101,900	6,418
Hexagon AB (B Shares)	29,640	912
Joy Global, Inc.	1,683,050	86,778
Manitowoc Co., Inc.	63,300	4,879
Zenon Environmental, Inc. (a)	16,500	262
		99,249
Marine - 1.4%
Alexander & Baldwin, Inc.	875,572	42,667
Kirby Corp. (a)	124,000	7,601
		50,268
Road & Rail - 3.0%
Burlington Northern Santa Fe Corp.	393,700	30,961
Dollar Thrifty Automotive Group, Inc. (a)	122,400	4,943
Florida East Coast Industries, Inc. Class A	98,700	5,018
Kansas City Southern (a)	1,309,200	30,334
Laidlaw International, Inc.	276,900	7,642
Landstar System, Inc.	662,800	30,880
		109,778
TOTAL INDUSTRIALS		629,441
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.9%
Blue Coat Systems, Inc. (a)	73,900	$1,569
CIENA Corp. (a)	2,693,500	10,828
Corning, Inc. (a)	615,600	15,027
Foundry Networks, Inc. (a)	216,100	3,034
Harris Corp.	86,700	3,960
Lucent Technologies, Inc. (a)	3,053,900	8,551
Powerwave Technologies, Inc. (a)	244,500	3,589
QUALCOMM, Inc.	428,200	20,215
Redback Networks, Inc. (a)	107,900	2,045
Tellabs, Inc. (a)	107,000	1,572
		70,390
Computers & Peripherals - 3.2%
Acer, Inc.	1,149,000	2,529
Apple Computer, Inc. (a)	161,900	11,097
Intergraph Corp. (a)	226,900	8,227
Intermec, Inc. (a)	1,217,400	37,350
Komag, Inc. (a)	502,300	23,528
QLogic Corp. (a)	213,000	8,763
Seagate Technology	507,700	13,490
Sun Microsystems, Inc. (a)	610,800	2,547
Western Digital Corp. (a)	282,600	6,288
		113,819
Electronic Equipment & Instruments - 1.0%
Applied Films Corp. (a)	16,200	311
AVX Corp.	323,600	5,359
FLIR Systems, Inc. (a)	992,900	25,657
Keyence Corp.	7,100	1,938
Newport Corp. (a)	36,100	640
ScanSource, Inc. (a)	61,400	3,568
		37,473
Internet Software & Services - 3.0%
aQuantive, Inc. (a)	53,200	1,415
Art Technology Group, Inc. (a)	1,338,518	3,922
Digitas, Inc. (a)	865,416	12,228
eBay, Inc. (a)	273,400	10,952
Google, Inc. Class A (sub. vtg.) (a)	186,100	67,484
SonicWALL, Inc. (a)	108,000	725
Tencent Holdings Ltd.	1,211,000	1,639
ValueClick, Inc. (a)	144,600	2,532
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vignette Corp. (a)	293,600	$4,727
Yahoo!, Inc. (a)	71,900	2,305
		107,929
IT Services - 1.0%
CACI International, Inc. Class A (a)	27,600	1,663
Electronic Data Systems Corp.	674,900	18,020
Forrester Research, Inc. (a)	94,200	2,130
Gartner, Inc. Class A (a)	467,600	6,584
Global Payments, Inc.	90,000	4,685
MoneyGram International, Inc.	56,300	1,614
		34,696
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	83,700	3,695
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)	766,200	29,629
Applied Micro Circuits Corp. (a)	1,652,700	5,966
ASM International NV (Nasdaq) (a)	129,400	2,404
ASML Holding NV (NY Shares) (a)	2,212,600	45,757
ATI Technologies, Inc. (a)	677,300	10,784
Cymer, Inc. (a)	117,700	5,294
EMCORE Corp. (a)(d)	108,800	843
Intersil Corp. Class A	72,200	2,046
KLA-Tencor Corp.	74,700	3,902
Lam Research Corp. (a)	153,400	6,612
Linear Technology Corp.	224,100	8,260
Marvell Technology Group Ltd. (a)	71,700	4,389
MEMC Electronic Materials, Inc. (a)	686,600	22,994
Micron Technology, Inc. (a)	1,575,300	24,433
Rambus, Inc. (a)	284,300	8,828
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	278,000	1,776
Teradyne, Inc. (a)	30,100	505
Veeco Instruments, Inc. (a)	18,400	370
Vimicro International Corp. sponsored ADR	50,600	556
		185,348
Software - 5.6%
Activision, Inc. (a)	1,192,506	14,906
Aspen Technology, Inc. (a)	346,000	4,145
Autodesk, Inc.	1,306,200	49,178
BMC Software, Inc. (a)	45,000	984
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Business Objects SA sponsored ADR (a)	62,900	$2,346
Citrix Systems, Inc. (a)	814,500	26,357
Cognos, Inc. (a)	201,200	7,733
FactSet Research Systems, Inc.	71,100	2,784
Fair, Isaac & Co., Inc.	387,900	16,532
Manhattan Associates, Inc. (a)	94,300	1,987
NAVTEQ Corp. (a)	446,100	20,659
Oracle Corp. (a)	2,159,200	26,817
Quality Systems, Inc. (d)	27,300	1,890
Secure Computing Corp. (a)	109,700	1,327
Synopsys, Inc. (a)	1,053,500	23,040
		200,685
TOTAL INFORMATION TECHNOLOGY		754,035
MATERIALS - 10.9%
Chemicals - 2.1%
Mosaic Co. (a)	182,100	2,895
Potash Corp. of Saskatchewan	680,300	65,261
Sigma Aldrich Corp.	71,500	4,605
Tokuyama Corp.	64,000	952
		73,713
Construction Materials - 2.1%
Cemex SA de CV sponsored ADR	52,100	3,218
Headwaters, Inc. (a)(d)	136,900	5,082
Martin Marietta Materials, Inc.	557,300	54,337
Vulcan Materials Co.	175,800	13,888
		76,525
Metals & Mining - 6.6%
Aber Diamond Corp.	114,600	4,327
Agnico-Eagle Mines Ltd.	108,800	2,780
Allegheny Technologies, Inc.	1,083,800	54,743
ASA Bermuda Ltd.	278,500	17,097
Chaparral Steel Co. (a)	27,300	1,251
Newmont Mining Corp.	36,500	1,932
Oregon Steel Mills, Inc. (a)	23,800	902
RTI International Metals, Inc. (a)	1,013,500	42,618
Titanium Metals Corp. (a)(d)	2,750,200	112,813
		238,463
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Stella-Jones, Inc.	112,200	$1,525
Weyerhaeuser Co.	48,700	3,326
		4,851
TOTAL MATERIALS		393,552
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	381,300	12,137
Linktone Ltd. sponsored ADR (a)	675,300	5,099
		17,236
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	73,000	3,157
TOTAL COMMON STOCKS (Cost $2,490,213)		3,514,561
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	18,500	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $278)		0
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 4.57% (b)	100,678,129	100,678
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	139,953,063	139,953
TOTAL MONEY MARKET FUNDS (Cost $240,631)		240,631
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $2,731,122)		3,755,192
NET OTHER ASSETS - (4.0)%		(144,468)
NET ASSETS - 100%		$3,610,724
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,667,000 or 0.0% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$278
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$912
Fidelity Securities Lending Cash Central Fund	884
Total	$1,796

Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $2,733,286,000. Net unrealized appreciation aggregated $1,021,906,000, of which $1,056,608,000 related to appreciated investment securities and $34,702,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund

February 28, 2006

FEG-QTLY-0406

1.797938.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Hotels, Restaurants & Leisure - 3.0%
Kerzner International Ltd. (a)	572,614	$38,531
Penn National Gaming, Inc. (a)	1,419,151	49,216
Royal Caribbean Cruises Ltd.	1,010,500	44,523
		132,270
Household Durables - 2.7%
Harman International Industries, Inc.	274,872	30,332
KB Home	1,308,500	87,709
		118,041
Internet & Catalog Retail - 0.3%
Coldwater Creek, Inc. (a)	633,200	14,228
Media - 2.1%
Focus Media Holding Ltd. ADR (d)	838,800	43,827
Getty Images, Inc. (a)	571,600	46,317
		90,144
Specialty Retail - 5.1%
Abercrombie & Fitch Co. Class A	1,288,200	86,722
Tiffany & Co., Inc.	1,253,800	46,554
Urban Outfitters, Inc. (a)	3,095,900	86,995
		220,271
TOTAL CONSUMER DISCRETIONARY		574,954
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	358,200	22,882
ENERGY - 6.6%
Energy Equipment & Services - 0.4%
Halliburton Co.	248,500	16,898
Oil, Gas & Consumable Fuels - 6.2%
Arch Coal, Inc.	588,800	43,047
Chesapeake Energy Corp.	1,480,600	43,959
EOG Resources, Inc.	681,600	45,940
Peabody Energy Corp.	1,299,700	62,737
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	1,615,400	$38,657
Ultra Petroleum Corp. (a)	691,000	35,960
		270,300
TOTAL ENERGY		287,198
FINANCIALS - 5.2%
Capital Markets - 3.2%
Daiwa Securities Group, Inc.	4,301,000	51,290
Indiabulls Financial Services Ltd.	1,121,728	4,742
Indiabulls Financial Services Ltd. GDR (f)	1,245,356	5,250
Nikko Cordial Corp.	3,244,500	51,459
TD Ameritrade Holding Corp.	1,137,536	24,753
		137,494
Diversified Financial Services - 2.0%
IntercontinentalExchange, Inc.	1,594,812	87,316
TOTAL FINANCIALS		224,810
HEALTH CARE - 29.5%
Biotechnology - 5.5%
Alnylam Pharmaceuticals, Inc. (a)(e)	1,876,100	30,168
Celgene Corp. (a)	1,807,400	68,681
Martek Biosciences (a)(d)(e)	1,678,700	57,210
PDL BioPharma, Inc. (a)	1,453,700	45,515
Telik, Inc. (a)	665,800	14,727
Theravance, Inc. (a)	715,200	20,069
		236,370
Health Care Equipment & Supplies - 15.1%
Advanced Medical Optics, Inc. (a)	1,010,600	44,951
American Medical Systems Holdings, Inc. (a)(e)	4,115,500	89,183
Cyberonics, Inc. (a)(d)(e)	2,506,400	68,099
INAMED Corp. (a)	1,013,500	89,624
Intermagnetics General Corp. (a)	778,231	22,896
Intuitive Surgical, Inc. (a)	221,903	20,016
Mentor Corp.	1,115,100	47,994
NeuroMetrix, Inc. (a)(e)	701,100	25,184
NuVasive, Inc. (a)(e)	2,327,140	43,029
Somanetics Corp. (a)(d)	591,500	14,977
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	2,842,100	$129,598
Ventana Medical Systems, Inc. (a)	1,690,877	61,328
		656,879
Health Care Providers & Services - 3.7%
Covance, Inc. (a)	657,900	37,138
Humana, Inc. (a)	1,571,200	81,184
Sierra Health Services, Inc. (a)	1,007,400	41,999
		160,321
Pharmaceuticals - 5.2%
Allergan, Inc.	825,000	89,315
Medicis Pharmaceutical Corp. Class A (d)(e)	3,025,300	86,040
Sepracor, Inc. (a)	880,400	50,456
		225,811
TOTAL HEALTH CARE		1,279,381
INDUSTRIALS - 9.4%
Air Freight & Logistics - 2.1%
Expeditors International of Washington, Inc.	576,100	44,815
UTI Worldwide, Inc.	439,408	45,975
		90,790
Commercial Services & Supplies - 1.1%
Monster Worldwide, Inc. (a)	933,525	45,705
Construction & Engineering - 1.1%
Quanta Services, Inc. (a)	3,607,400	49,385
Electrical Equipment - 4.1%
AMETEK, Inc.	1,054,100	45,158
Energy Conversion Devices, Inc. (a)(d)	855,635	40,086
Rockwell Automation, Inc.	677,100	46,158
Suntech Power Holdings Co. Ltd. sponsored ADR	1,249,200	46,920
		178,322
Machinery - 1.0%
Deere & Co.	588,800	44,908
TOTAL INDUSTRIALS		409,110
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 5.5%
ADC Telecommunications, Inc. (a)	2,515,300	$63,687
Comverse Technology, Inc. (a)	2,984,562	85,836
Ixia (a)(e)	3,535,404	42,637
Juniper Networks, Inc. (a)	2,464,800	45,328
		237,488
Computers & Peripherals - 1.0%
Sun Microsystems, Inc. (a)	10,374,900	43,263
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	108,590	39,377
VeriSign, Inc. (a)	1,802,400	42,645
		82,022
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	1,053,600	40,743
Altera Corp. (a)	2,267,582	45,442
ARM Holdings PLC sponsored ADR	9,390,200	67,609
ASML Holding NV (NY Shares) (a)	3,960,800	81,909
Microchip Technology, Inc.	1,240,963	43,682
NVIDIA Corp. (a)	492,900	23,230
PMC-Sierra, Inc. (a)	3,638,672	37,151
Xilinx, Inc.	1,626,600	44,374
		384,140
Software - 6.0%
Activision, Inc. (a)	3,448,433	43,105
Adobe Systems, Inc.	108,400	4,186
BEA Systems, Inc. (a)	3,351,600	38,443
Citrix Systems, Inc. (a)	1,154,900	37,373
Cognos, Inc. (a)	1,208,800	46,462
Hyperion Solutions Corp. (a)	1,262,116	42,344
NAVTEQ Corp. (a)	985,800	45,652
Wind River Systems, Inc. (a)	79,700	1,233
		258,798
TOTAL INFORMATION TECHNOLOGY		1,005,711
MATERIALS - 8.4%
Chemicals - 7.3%
Agrium, Inc.	4,277,200	106,539
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	1,166,300	$97,829
Potash Corp. of Saskatchewan	1,168,322	112,076
		316,444
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	985,800	49,793
TOTAL MATERIALS		366,237
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	2,045,900	65,121
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Ormat Technologies, Inc. (d)	1,237,500	47,557
TOTAL COMMON STOCKS (Cost $4,039,529)		4,282,961
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	96,800	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,452)		0
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 4.57% (b)	39,732,916	39,733
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	115,256,800	115,257
TOTAL MONEY MARKET FUNDS (Cost $154,990)		154,990
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.5%, dated 2/28/06 due 3/1/06) (Cost $3,305)	$3,305	$3,305
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,199,276)		4,441,256
NET OTHER ASSETS - (2.3)%		(98,666)
NET ASSETS - 100%		$4,342,590
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,250,000 or 0.1% of net assets.

(g)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$1,452
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$532
Fidelity Securities Lending Cash Central Fund	326
Total	$858
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$20,009	$3,818	$-	$-	$30,168
American Medical Systems Holdings, Inc.	87,111	-	13,413	-	89,183
Cyberonics, Inc.	70,706	-	-	-	68,099
Ixia	51,450	5,767	9,919	-	42,637
Martek Biosciences	45,273	16,377	21,523	-	57,210
Medicis Pharmaceutical Corp. Class A	45,673	52,581	-	58	86,040
NeuroMetrix, Inc.	21,797	-	-	-	25,184
NuVasive, Inc.	37,954	2,320	-	-	43,029
TOTALS	$379,973	$80,863	$44,855	$58	$441,550
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $4,205,326,000. Net unrealized appreciation aggregated $235,930,000, of which $417,109,000 related to appreciated investment securities and $181,179,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006